Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) income	$ (8,437)	$ (34,136)	$ 30,812	$ 20,841
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation	1,262	0	0	0
Depreciation	1,652	1,334	3,031	3,591
Amortization of intangible assets	6,021	4,927	10,724	11,111
Deferred income taxes	(2,842)	(5,578)	(10,500)	(6,060)
Asset impairment charges	0	40,600	0	0
Pension	(169)	126	(1,648)	1,658
Amortization of inventory fair value adjustments	12,613	0	0	0
Changes in current assets and liabilities:
Accounts receivable	(4,554)	7,726	1,311	2,488
Inventories	(5,305)	3,576	2,004	(692)
Prepaid expenses and other current assets	(2,066)	3,330	(3,097)	236
Accounts payable, accrued liabilities and income taxes	(7,939)	507	(3,057)	269
Other, net	319	(2,504)	2,085	362
Net cash (used in) provided by operating activities	(9,445)	19,908	31,665	33,804
Investing activities
Capital expenditures	(4,489)	(3,532)	(4,037)	(4,039)
Acquisitions, net of cash acquired	(456,508)	0	0	0
Proceeds from sale of fixed assets	0	0	0	1,858
Transfer from trust account	178,875	0	0	0
Net cash used in investing activities	(282,122)	(3,532)	(4,037)	(2,181)
Financing activities
Proceeds from revolving credit facility	47,855	3,500	1,500	7,500
Repayments of revolving credit facility	0	(8,500)	0	(600)
Long-term borrowings	140,000	0	0	0
Repayments of long-term borrowings	(3,500)	0	0	0
Debt issuance costs	(7,139)	0	0	0
Proceeds from sale of common stock and warrants	75,000	0	0	0
Funding to Parent, net	0	(11,924)	(25,442)	(35,432)
Net cash provided by (used in) financing activities	252,216	(16,924)	(23,942)	(28,532)
Effect of exchange rate changes on cash and cash equivalents	714	215	(496)	(24)
Net change in cash and cash equivalents	(38,637)	(333)	3,190	3,067
Cash and cash equivalents, beginning of period	55,535	10,395	7,205	4,138
Cash and cash equivalents, end of period	16,898	55,535	10,395	7,205
Supplemental disclosure of cash flow information
Interest paid	3,328	798	0	0
Taxes paid, net of refunds	3,091	2,244	$ 4,571	$ 5,175
Predecessors
Financing activities
Cash and cash equivalents, beginning of period	$ 10,062
Cash and cash equivalents, end of period		$ 10,062